AMG Managers Montag & Caldwell Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2020

	Shares	Value		Shares	Value
Common Stocks - 96.4%			Information Technology - 35.8%
Communication Services - 12.2%			Accenture PLC, Class A (Ireland)	50,608	$10,385,268
Activision Blizzard, Inc.	204,000	$11,929,920	Amphenol Corp., Class A	131,100	13,040,517
Alphabet, Inc. , Class A*	17,919	25,673,985	Apple, Inc.	76,004	23,523,998
Facebook, Inc. , Class A *	112,333	22,681,156	Fidelity National Information Services, Inc.	114,300	16,420,338
Total Communication Services		60,285,061	FleetCor Technologies, Inc.*	48,115	15,167,291
Consumer Discretionary - 8.8%			Mastercard, Inc., Class A	34,381	10,862,333
Lowe's Cos., Inc.	153,700	17,866,088	Microsoft Corp.	173,285	29,498,306
NIKE, Inc., Class B	110,100	10,602,630	PayPal Holdings, Inc. *	135,100	15,386,539
Ross Stores, Inc.	97,900	10,983,401	salesforce.com, Inc. *	112,891	20,581,158
Starbucks Corp.	50,300	4,266,949	Visa, Inc., Class A [1]	113,290	22,541,311
Total Consumer Discretionary		43,719,068	Total Information Technology		177,407,059
Consumer Staples - 5.5%			Materials - 2.6%
Mondelez International, Inc. , Class A	298,300	17,116,454	Air Products & Chemicals, Inc.	54,866	13,097,063
Monster Beverage Corp. *	149,181	9,935,455	Real Estate - 1.4%
Total Consumer Staples		27,051,909	American Tower Corp., REIT	28,738	6,659,744
Financials - 6.8%			Total Common Stocks
Intercontinental Exchange, Inc.	160,235	15,981,839	(Cost $286,502,503)		477,156,937
S&P Global, Inc.	60,184	17,677,846	Short-Term Investments - 2.3%
Total Financials		33,659,685	Other Investment Companies - 2.3%
Health Care - 18.0%			Dreyfus Government Cash Management Fund,
			Institutional Shares, 1.49% [2]	3,824,380	3,824,380
Abbott Laboratories	209,100	18,220,974
			Dreyfus Institutional Preferred Government
Becton Dickinson & Co.	37,211	10,239,723	Money Market Fund, Institutional Shares,
Edwards Lifesciences Corp.*	44,177	9,712,755	1.52% [2]	3,824,381	3,824,381
Teleflex, Inc.	39,491	14,671,301	JPMorgan U.S. Government Money Market Fund,
			IM Shares, 1.52% [2]	3,940,271	3,940,271
Thermo Fisher Scientific, Inc.	57,430	17,986,502
UnitedHealth Group, Inc.	67,801	18,472,383	Total Short-Term Investments
			(Cost $11,589,032)		11,589,032
Total Health Care		89,303,638
			Total Investments - 98.7%
Industrials - 5.3%			(Cost $298,091,535)		488,745,969
Honeywell International, Inc.	95,725	16,581,484	Other Assets, less Liabilities - 1.3%		6,458,229
IHS Markit, Ltd. (United Kingdom) *	119,100	9,392,226
			Net Assets - 100.0%		$495,204,198
Total Industrials		25,973,710

* Non-income producing security.			[2] Yield shown represents the January 31, 2020, seven day average yield, which refers to
[1] Some of these securities, amounting to $22,315,878 or 4.5% of net assets, were out on			the sum of the previous seven days' dividends paid, expressed as an annual
loan to various borrowers and are collateralized by various U. S. Treasury Obligations.			percentage.
See below for more information.			REIT Real Estate Investment Trust

AMG Managers Montag & Caldwell Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$477,156,937	—	—	$477,156,937
Short-Term Investments
Other Investment Companies	11,589,032	—	—	11,589,032
Total Investments in Securities	$488,745,969	—	—	$488,745,969

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at January 31, 2020, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$22,315,878	—	$23,883,234	$23,883,234

The following table summarizes the securities received as collateral for securities lending at January 31, 2020:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.125%-3.125%	04/15/20-01/15/29

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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